Accounts payable and accrued liabilities - Schedule of detailed information about accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of accounts payable and accrued liabilities [Abstract]
Accounts payable	$ 21,662	$ 25,314
Accrued liabilities	6,228	4,531
Accrued financial costs	2,567	1,543
Other taxes	813	775
Total	31,270	32,163
Current	31,270	31,439
Non-current	0	724
Total	$ 31,270	$ 32,163